Revenue Recognition	6 Months Ended
Jun. 30, 2021
Marketwise, LLC
Disaggregation of Revenue [Line Items]
Revenue Recognition	Revenue Recognition
Disaggregation of revenues
The following table depicts the disaggregation of revenue according to customer type and is consistent with how we evaluate our financial performance. We believe this depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	Three Months Ended June 30, 2021
	Subscriptions	Advertising	Revenue Share (Related Party)	Revenue Share (Third-party)	Total
Timing of transfer:
Transferred over time	$140,884	$—	$—	$—	$140,884
Transferred at a point in time	—	635	246	365	1,246
Total	$140,884	$635	$246	$365	$142,130

	Three Months Ended June 30, 2020
	Subscriptions	Advertising	Revenue Share (Related Party)	Revenue Share (Third-party)	Total
Timing of transfer:
Transferred over time	$80,619	$—	$—	$—	$80,619
Transferred at a point in time	—	662	890	624	2,176
Total	$80,619	$662	$890	$624	$82,795

	Six Months Ended June 30, 2021
	Subscriptions	Advertising	Revenue Share (Related Party)	Revenue Share (Third-party)	Total
Timing of transfer:
Transferred over time	$258,531	$—	$—	$—	$258,531
Transferred at a point in time	—	1,545	619	1,149	3,313
Total	$258,531	$1,545	$619	$1,149	$261,844

	Six Months Ended June 30, 2020
	Subscriptions	Advertising	Revenue Share (Related Party)	Revenue Share (Third-party)	Total
Timing of transfer:
Transferred over time	$155,922	$—	$—	$—	$155,922
Transferred at a point in time	—	1,006	1,438	811	3,255
Total	$155,922	$1,006	$1,438	$811	$159,177
Revenue recognition by subscription type was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Lifetime subscriptions	$49,867	$33,035	$90,031	$62,088
Term subscriptions	91,017	47,584	168,500	93,834
Non-subscription revenue	1,246	2,176	3,313	3,255
Total	$142,130	$82,795	$261,844	$159,177
Revenue for the Lifetime and Term subscription types are determined based on the terms of the subscription agreements. Non-subscription revenue consists of revenue from advertising and other revenue.
Net revenue by principal geographic areas was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
United States	$141,599	$82,163	$260,873	$157,773
International	531	632	971	1,404
Total	$142,130	$82,795	$261,844	$159,177
Revenue by location is determined by the billing entity for the customer.
Contract Balances
The timing of revenue recognition, billings, cash collections and refunds affects the recognition of accounts receivable, contract assets and deferred revenue. Our current deferred revenue balance in the consolidated balance sheets includes an obligation for refunds for contracts where the provision for refund has not lapsed. Accounts receivable, deferred revenue and obligation for refunds are as follows:

	As of
	June 30, 2021	December 31, 2020
Contract balances
Accounts receivable	$8,965	$12,398
Obligations for refunds	4,781	3,448
Deferred revenue – current	319,894	274,819
Deferred revenue – non-current	382,797	254,481
We recognized $81,840 and $48,907 of revenue during the three months ended June 30, 2021 and 2020, and $176,678 and $112,978 during the six months ended June 30, 2021 and 2020, respectively, that was included within the beginning contract liability balance of the respective periods. The Company has collected all amounts included in deferred revenue other than $8,965 and $12,398 as of June 30, 2021 and December 31, 2020, respectively, related to the timing of cash settlement with credit card processors.
Assets Recognized from Costs to Obtain a Contract with a Customer
The following table presents the opening and closing balances of our capitalized costs associated with contracts with customers:

Balance at January 1, 2021	$107,236
Sales commissions – additions	43,770
Revenue share fees – additions	62,491
Amortization of capitalized costs	(31,920)
Balance at June 30, 2021	$181,577
We did not recognize any impairment on capitalized costs associated with contracts with customers for the three and six months ended June 30, 2021 and 2020.
Remaining Performance Obligations
As of June 30, 2021, the Company had $707,472 of remaining performance obligations presented as deferred revenue in the consolidated balance sheets. We expect to recognize approximately 46% of that amount as revenues over the next twelve months, with the remainder recognized thereafter.
Revenue Recognition
Disaggregation of revenues
The following table depicts the disaggregation of revenue according to customer type and is consistent with how we evaluate our financial performance. We believe this depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	Year Ended December 31, 2020
	Subscriptions	Advertising	Revenue Share (Related Party)	Revenue Share (Third-party)	Total
Timing of transfer:
Transferred over time	$356,265	$—	$—	$—	$356,265
Transferred at a point in time	—	1,965	3,386	2,563	7,914
Total	$356,265	$1,965	$3,386	$2,563	$364,179

	Year Ended December 31, 2019
	Subscriptions	Advertising	Revenue Share (Related Party)	Revenue Share (Third-party)	Total
Timing of transfer:
Transferred over time	$260,640	$—	$—	$—	$260,640
Transferred at a point in time	—	2,669	6,825	2,089	11,583
Total	$260,640	$2,669	$6,825	$2,089	$272,223

	Year Ended December 31, 2018
	Subscriptions	Advertising	Revenue Share (Related Party)	Revenue Share (Third-party)	Total
Timing of transfer:
Transferred over time	$229,690	$—	$—	$—	$229,690
Transferred at a point in time	—	3,042	5,583	133	8,758
Total	$229,690	$3,042	$5,583	$133	$238,448
Revenue recognition by subscription type was as follows:

	Year Ended December 31,
	2020	2019	2018
Lifetime subscriptions	$134,525	$98,578	$71,215
Term subscriptions	221,740	162,062	158,475
Non-subscription revenue	7,914	11,583	8,758
Total	$364,179	$272,223	$238,448
Revenue for the Lifetime and Term subscription types are determined based on the terms of the subscription agreements. Non-subscription revenue consists of revenue from advertising and other revenue.
Net revenue by principal geographic areas was as follows:

	Year Ended December 31,
	2020	2019	2018
United States	$361,547	$265,647	$226,167
International	2,632	6,576	12,281
Total	$364,179	$272,223	$238,448
Revenue by location is determined by the billing entity for the customer.
Contract Balances
The timing of revenue recognition, billings, cash collections and refunds affects the recognition of accounts receivable, contract assets and deferred revenue. Our current deferred revenue balance in the consolidated balance sheets includes an obligation for refunds for contracts where the provision for refund has not lapsed. Accounts receivable, deferred revenue and obligation for refunds are as follows:

	As of December 31,
	2020	2019	2018
Contract balance
Accounts receivable	$12,398	$7,332	$818
Obligations for refunds	3,448	2,214	3,507
Deferred revenue – current	274,819	190,778	171,273
Deferred revenue – non-current	254,481	160,907	142,229
We recognized $190,778 and $171,273 of revenue during the years ended December 31, 2020 and 2019, respectively, that was included within the beginning contract liability balance of the respective periods. The Company has collected all amounts included in deferred revenue other than $12,398 and $7,332 as of December 31, 2020 and 2019, respectively, related to the timing of cash settlement with credit card processors.
Assets Recognized from Costs to Obtain a Contract with a Customer
The following table presents the opening and closing balances of our capitalized costs associated with contracts with customers:

Balance at January 1, 2018	$23,259
Sales commissions - additions	15,940
Revenue share fees – additions	8,468
Amortization of capitalized costs	(12,102)
Balance at December 31, 2018	$35,565
Sales commissions - additions	18,984
Revenue share fees – additions	6,284
Amortization of capitalized costs	(18,519)
Balance at December 31, 2019	$42,314
Sales commissions - additions	43,273
Revenue share fees – additions	52,193
Amortization of capitalized costs	(30,544)
Balance at December 31, 2020	$107,236
We did not recognize any impairment on capitalized costs associated with contracts with customers for the years ended December 31, 2020, 2019 and 2018.
Remaining Performance Obligations
As of December 31, 2020, the Company had $532,748 of remaining performance obligations presented as deferred revenue in the consolidated balance sheets. We expect to recognize approximately 52% of that amount as revenues over the next twelve months, with the remainder recognized thereafter.